Consolidated Statements of Profit or Loss (Unaudited) (Parentheticals) - € / shares	6 Months Ended
	Jun. 30, 2023	Jun. 30, 2022
Statement [Line Items]
Diluted weighted average shares outstanding	1	1
Diluted (loss) earnings per share	€ (0.14)	€ (0.03)
Class A
Statement [Line Items]
Diluted weighted average shares outstanding	7,700,000	2,850,000
Diluted (loss) earnings per share	€ (0.14)	€ (0.03)
Class B
Statement [Line Items]
Diluted weighted average shares outstanding	3,457,818	100,000
Diluted (loss) earnings per share	€ (0.14)	€ (0.03)